Pruco Life Insurance Company                                                                        Sun-Jin Moon
Vice President and Assistant Secretary
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-9496 fax: (973) 802-9560

July 30, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Pruco Life Variable Appreciable Account
(Registration No. 2-89558)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 44; and (ii) that the text of Post-Effective Amendment No. 44 was filed electronically on July 26, 2012 (Accession No. 0000741313-12-000128).

By:          /s/ Sun-Jin Moon
Sun-Jin Moon
Vice President and Assistant Secretary
Pruco Life Insurance Company

via EDGAR